SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) ¥ in Thousands	12 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Nov. 30, 2018 USD ($)	Nov. 30, 2018 CNY (¥)	Jul. 31, 2018 USD ($)	Jul. 31, 2018 CNY (¥)	Jul. 01, 2018
Property, Plant and Equipment [Line Items]
Allowances for accounts receivable	$ 348,678	$ 160,026	$ 6,872
Long term investments	1,513,600	1,516,900
Long-lived assets impairment
Income tax examination likelihood of unfavorable settlement	The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded
Value added taxes rate description	Sales revenue represents the invoiced value of goods, net of VAT. The VAT is based on gross sales price and VAT rates range up to 13%, depending on the type of products sold
Nanjing Rootaya Intelligence Technology Co Ltd [Member] | Equity Investment Agreement [Member]
Property, Plant and Equipment [Line Items]
Ownership percentage						10.00%	10.00%
Long term investments						$ 172,000	¥ 1,250
Nanjing Rootaya Intelligence Technology Co Ltd [Member] | Equity Investment Agreement [Member] | Three Unrelated Shareholders [Member]
Property, Plant and Equipment [Line Items]
Ownership percentage						90.00%	90.00%
Dogness Network Technology Co Ltd [Member]
Property, Plant and Equipment [Line Items]
Ownership percentage	13.00%
Dogness Network Technology Co Ltd [Member] | Equity Investment Agreement [Member]
Property, Plant and Equipment [Line Items]
Ownership percentage				10.00%	10.00%
Long term investments				$ 1,100,800	¥ 8,000
Dogness Network Technology Co Ltd [Member] | Equity Investment Agreement [Member] | Unrelated Shareholders [Member]
Property, Plant and Equipment [Line Items]
Ownership percentage				90.00%	90.00%
Linsun Smart Technology Co Ltd [Member]
Property, Plant and Equipment [Line Items]
Ownership percentage	10.00%
Linsun Smart Technology Co Ltd [Member] | Equity Investment Agreement [Member]
Property, Plant and Equipment [Line Items]
Ownership percentage				13.00%	13.00%
Long term investments				$ 412,800	¥ 3,000
Linsun Smart Technology Co Ltd [Member] | Equity Investment Agreement [Member] | Three Unrelated Shareholders [Member]
Property, Plant and Equipment [Line Items]
Ownership percentage				87.00%	87.00%
Maximum [Member] | Investments Equity Securities [Member]
Property, Plant and Equipment [Line Items]
Ownership percentage								20.00%
Software [Member]
Property, Plant and Equipment [Line Items]
Intangible asset, useful life	10 years
Land [Member]
Property, Plant and Equipment [Line Items]
Intangible asset, useful life	50 years
Dogness Pet Culture (Dongguan) Co., Ltd. [Member]
Property, Plant and Equipment [Line Items]
Non controlling interests	48.80%